Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 2,649,963	$ 3,283,514
Cost of sales and operating expenses (note 11)	(2,355,123)	(2,799,937)
Depreciation and amortization (note 11)	(357,129)	(344,127)
Egypt insurance recovery (note 3)	9,839	50,000
Operating income (loss)	(52,450)	189,450
Earnings of associate (note 6)	29,577	52,218
Finance costs (note 12)	(164,837)	(124,426)
Finance income and other expenses	278	3,598
Income (loss) before income taxes	(187,432)	120,840
Income tax (expense) recovery (note 16):
Current	(25,196)	(38,809)
Deferred	87,301	34,335
Tax (expense) recovery	62,105	(4,474)
Net income (loss)	(125,327)	116,366
Attributable to:
Methanex Corporation shareholders	(156,678)	87,767
Non-controlling interests (note 24)	31,351	28,599
Net income (loss)	$ (125,327)	$ 116,366
Income (loss) per common share for the period attributable to Methanex Corporation shareholders:
Basic net income (loss) per common share (note 13) (in usd per share)	$ (2.06)	$ 1.15
Diluted net income (loss) per common share (note 13) (in usd per share)	$ (2.06)	$ 1.01
Weighted average number of common shares outstanding (in shares)	76,196,395	76,592,413
Diluted weighted average number of common shares outstanding (in shares)	76,196,395	76,692,494